Fair Value Measurements - Summary of Change in the Fair Value of the Private Placement Warrants (Details) - Private Placement Warrants [Member]	3 Months Ended	8 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumed in Business Combination	$ 261,060	$ 261,060
Change in fair value	10,260	10,260
Balance, end of period	$ 271,320	$ 271,320